UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:  BlackRock Funds

                                         BlackRock Developed Real Estate Index Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.2%
Pando AB	139	$2,204
Ryman Hospitality Properties, Inc.	200	10,084

		12,288
Real Estate Investment Trusts (REITs) — 75.9%
Acadia Realty Trust	422	14,217
Activia Properties, Inc.	2	9,705
Advance Residence Investment Corp.	7	19,592
Aedifica SA (a)	58	4,813
AEON REIT Investment Corp.	3	3,638
Agree Realty Corp.	112	5,415
Alexander’s, Inc.	9	3,458
Alexandria Real Estate Equities, Inc.	410	44,202
Allied Properties Real Estate Investment Trust	435	11,695
Alstria Office REIT-AG (a)	861	11,106
American Assets Trust, Inc.	144	5,718
American Campus Communities, Inc.	653	34,028
American Homes 4 Rent, Class A	986	20,814
Apartment Investment & Management Co., Class A	774	34,110
Apple Hospitality REIT, Inc.	998	17,994
Aritis REIT	1,083	9,463
Ascendas Real Estate Investment Trust	10,271	17,503
Ashford Hospitality Trust, Inc.	553	3,213
Assura PLC	6,693	4,817
AvalonBay Communities, Inc.	669	114,519
Axiare Patrimonio SOCIMI SA	233	3,310
Befimmo SA	70	4,080
Beni Stabili SpA SIIQ	4,020	2,344
Big Yellow Group PLC	846	7,158
Boardwalk REIT	158	5,798
Boston Properties, Inc.	752	90,601
Brandywine Realty Trust	935	14,493
British Land Co. PLC	4,073	29,160
Brixmor Property Group, Inc.	1,462	37,164
BWP Trust	1,650	3,721
Camden Property Trust	403	32,820
Canadian Apartment Properties REIT	579	12,657
Canadian REIT	286	9,847
Capital & Regional PLC	2,148	1,485
CapitaLand Commercial Trust Ltd.	7,900	8,940
CapitaLand Mall Trust	10,500	15,647
Care Capital Properties, Inc.	318	8,449
CBL & Associates Properties, Inc.	700	7,490
CDL Hospitality Trusts	2,900	2,796
Cedar Realty Trust, Inc.	522	3,534
Champion REIT	9,000	5,112

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Charter Hall Retail REIT	1,352	$4,258
Chartwell Retirement Residences	659	7,340
Chatham Lodging Trust	153	2,708
Chesapeake Lodging Trust	201	4,364
Cofinimmo SA	91	10,654
Colony Starwood Homes	159	4,613
Columbia Property Trust, Inc.	723	15,241
Cominar Real Estate Investment Trust	690	7,644
Corporate Office Properties Trust	591	15,774
Cousins Properties, Inc.	2,136	16,597
Crombie Real Estate Investment Trust	316	3,188
Cromwell Property Group	5,697	3,939
CubeSmart	909	23,698
Daiwa House REIT Investment Corp.	5	13,556
Daiwa Office Investment Corp.	1	5,649
DCT Industrial Trust, Inc.	390	18,233
DDR Corp.	1,605	24,540
Derwent London PLC	430	12,717
Dexus Property Group	4,127	28,035
DiamondRock Hospitality Co.	821	7,512
Digital Realty Trust, Inc.	791	73,903
Douglas Emmett, Inc.	682	24,893
Dream Global Real Estate Investment Trust	864	5,875
Dream Office Real Estate Investment Trust	442	5,506
Duke Realty Corp.	1,810	47,332
DuPont Fabros Technology, Inc.	322	13,141
EastGroup Properties, Inc.	123	8,353
Education Realty Trust, Inc.	397	16,908
Empire State Realty Trust, Inc., Class A	580	11,351
Empiric Student Property PLC	1,752	2,375
EPR Properties	335	24,361
Equity Commonwealth (a)	556	16,797
Equity Lifestyle Properties, Inc.	365	27,682
Equity One, Inc.	575	16,388
Equity Residential	1,759	108,618
Essex Property Trust, Inc.	320	68,509
Eurocommercial Properties NV CVA	200	8,509
Extra Space Storage, Inc.	548	40,086
Federal Realty Investment Trust	369	53,590
FelCor Lodging Trust, Inc.	561	3,585
First Industrial Realty Trust, Inc.	480	12,677
First Potomac Realty Trust	318	2,837
Fonciere Des Regions	150	13,109
Forest City Realty Trust, Inc., Class A	1,195	25,800
Fortune Real Estate Investment Trust	5,000	6,058
Four Corners Property Trust, Inc.	243	4,879

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.	371	$4,292
Frontier Real Estate Investment Corp.	2	9,407
Fukuoka REIT Corp.	2	3,471
Gaming and Leisure Properties, Inc.	995	32,666
Gecina SA	200	29,160
General Growth Properties, Inc.	2,539	63,348
Getty Realty Corp.	93	2,114
GLP J-REIT	10	12,531
Goodman Group	8,182	42,174
Government Properties Income Trust	165	3,158
GPT Group	9,058	32,023
Gramercy Property Trust	2,333	21,510
Granite Real Estate Investment Trust	192	6,041
Great Portland Estates PLC	1,598	11,595
Green REIT PLC	2,631	3,928
H&R Real Estate Investment Trust	1,291	21,955
Hamborner REIT AG	514	5,082
Hammerson PLC	3,122	21,003
Hansteen Holdings PLC	2,405	3,165
HCP, Inc.	2,343	80,248
Healthcare Realty Trust, Inc.	558	17,795
Healthcare Trust of America, Inc., Class A	795	24,327
Hersha Hospitality Trust	150	2,673
Hibernia REIT PLC	2,490	3,507
Highwoods Properties, Inc.	536	26,602
Hospitality Properties Trust	566	15,486
Host Hotels & Resorts, Inc.	3,838	59,412
Hudson Pacific Properties, Inc.	541	18,188
Hulic Reit, Inc.	3	5,250
ICADE	150	10,772
Industrial & Infrastructure Fund Investment Corp.	1	5,265
Intervest Offices & Warehouses NV	230	6,099
Intu Properties PLC	4,696	15,827
Investa Office Fund	2,000	6,442
Investors Real Estate Trust	539	3,272
Invincible Investment Corp.	9	4,363
Irish Residential Properties REIT PLC	2,102	2,711
Japan Excellent, Inc.	4	5,596
Japan Hotel REIT Investment Corp.	14	9,445
Japan Logistics Fund, Inc.	3	6,525
Japan Prime Realty Investment Corp.	3	12,956
Japan Real Estate Investment Corp.	7	40,536
Japan Rental Housing Investments, Inc.	7	5,417

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Japan Retail Fund Investment Corp.	13	$29,575
Kenedix Office Investment Corp.	2	11,277
Kenedix Retail REIT Corp.	2	4,827
Keppel REIT	12,300	9,647
Killam Apartment Real Estate Investment Trust	260	2,299
Kilroy Realty Corp.	429	30,815
Kimco Realty Corp.	2,061	54,843
Kite Realty Group Trust	315	7,853
Kiwi Property Group Ltd.	4,768	5,000
Klepierre	977	39,928
Land Securities Group PLC	3,119	38,085
Lar Espana Real Estate Socimi SA	802	5,756
LaSalle Hotel Properties	466	11,068
Lexington Realty Trust	965	9,785
Liberty Property Trust	774	31,293
Life Storage, Inc.	265	21,372
Link REIT	10,000	71,139
LondonMetric Property PLC	2,311	4,216
LTC Properties, Inc.	264	13,229
Macerich Co.	765	54,147
Mack-Cali Realty Corp.	353	9,065
Mapletree Commercial Trust	8,710	9,579
Mapletree Industrial Trust	8,400	10,388
Mapletree Logistics Trust	4,000	2,976
Medical Properties Trust, Inc.	1,415	19,725
MedicX Fund Ltd.	3,615	3,850
Mercialys SA	170	3,522
Merlin Properties Socimi SA	1,255	14,081
Mid-America Apartment Communities, Inc.	367	34,039
Milestone Apartments Real Estate Investment Trust	279	3,752
Mirvac Group	17,686	28,056
Monmouth Real Estate Investment Corp.	262	3,582
Monogram Residential Trust, Inc.	673	7,093
Mori Hills REIT Investment Corp.	5	7,050
Mori Trust Sogo REIT, Inc.	3	4,827
National Health Investors, Inc.	225	17,046
National Retail Properties, Inc.	685	31,250
New Senior Investment Group, Inc.	384	4,001
New York REIT, Inc.	801	7,545
Nippon Accommodations Fund, Inc.	2	9,101
Nippon Building Fund, Inc.	6	35,653
Nippon Prologis REIT, Inc.	6	13,579
Nomura Real Estate Master Fund, Inc.	17	27,594
Northview Apartment Real Estate Investment Trust	182	2,704
NSI NV	491	1,927

2	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc.	819	$26,069
Orix JREIT, Inc.	10	17,130
Paramount Group, Inc.	642	9,983
Parkway, Inc. (a)	165	2,973
Pebblebrook Hotel Trust	307	7,454
Pennsylvania Real Estate Investment Trust	300	5,853
Physicians Realty Trust	551	10,893
Picton Property Income Ltd.	6,984	6,048
Piedmont Office Realty Trust, Inc., Class A	803	16,445
Post Properties, Inc.	317	20,855
Premier Investment Corp.	4	5,156
Primary Health Properties PLC	2,413	3,293
Prologis, Inc.	2,559	133,477
PS Business Parks, Inc.	80	8,783
Public Storage	709	151,528
Pure Industrial Real Estate Trust	1,354	5,431
QTS Realty Trust, Inc., Class A	185	8,503
Ramco-Gershenson Properties Trust	261	4,526
Realty Income Corp.	1,311	77,664
Redefine International PLC	4,345	2,205
Regency Centers Corp.	555	39,999
Retail Opportunity Investments Corp.	841	16,913
Retail Properties of America, Inc., Class A	1,348	20,988
Rexford Industrial Realty, Inc.	238	5,012
RioCan Real Estate Investment Trust	1,561	30,352
RLJ Lodging Trust	707	13,942
Sabra Health Care REIT, Inc.	335	7,806
Safestore Holdings PLC	737	3,235
Saul Centers, Inc.	69	4,173
Scentre Group	23,579	75,465
Schroder Real Estate Investment Trust Ltd.	7,731	5,346
Segro PLC	3,187	17,070
Sekisui House REIT, Inc.	3	4,056
Sekisui House SI Residential Investment Corp.	4	4,637
Select Income REIT	270	6,680
Senior Housing Properties Trust	898	19,100
Seritage Growth Properties, Class A	106	4,828
Shaftesbury PLC	1,606	18,017
Shopping Centres Australasia Property Group	2,729	4,533
Silver Bay Realty Trust Corp.	75	1,256
Simon Property Group, Inc.	1,535	285,449
SL Green Realty Corp.	463	45,476

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Smart Real Estate Investment Trust	453	$11,297
Spirit Realty Capital, Inc.	2,392	28,489
STAG Industrial, Inc.	251	5,791
Standard Life Investment Property Income Trust Ltd.	5,663	5,874
Stockland	11,592	38,931
STORE Capital Corp.	759	20,713
Summit Hotel Properties, Inc.	304	3,949
Sun Communities, Inc.	303	23,310
Sunstone Hotel Investors, Inc.	1,313	16,491
Suntec Real Estate Investment Trust	13,400	16,185
Tanger Factory Outlet Centers, Inc.	576	20,045
Target Healthcare REIT Ltd.	3,935	5,334
Taubman Centers, Inc.	255	18,477
Terreno Realty Corp.	168	4,385
Tier REIT, Inc.	245	3,614
Tokyu REIT, Inc.	3	3,956
Tritax Big Box REIT PLC	6,770	11,253
UDR, Inc.	1,424	49,797
Unibail-Rodamco SE	446	105,865
United Urban Investment Corp.	11	18,601
Urban Edge Properties	575	14,841
Urstadt Biddle Properties, Inc., Class A	85	1,828
Vastned Retail NV	177	6,803
Ventas, Inc.	1,709	115,785
VEREIT, Inc.	4,779	44,923
Vicinity Centres	15,503	33,808
Vornado Realty Trust	871	80,811
Warehouses De Pauw CVA	50	4,607
Washington Prime Group, Inc.	688	7,217
Washington Real Estate Investment Trust	474	13,945
Weingarten Realty Investors	649	23,500
Welltower, Inc.	1,734	118,831
Wereldhave NV	164	7,341
Westfield Corp.	8,524	57,604
Workspace Group PLC	638	4,907
WP Carey, Inc.	444	26,969
Xenia Hotels & Resorts, Inc.	505	7,883

		5,198,046
Real Estate Management & Development — 17.3%
ADO Properties SA (b)	147	5,373
Aeon Mall Co. Ltd.	500	7,425
Allreal Holding AG (a)	36	5,298
Azrieli Group Ltd.	180	7,663
BUWOG AG (a)	428	10,345
CA Immobilien Anlagen AG (a)	277	5,026
Capital & Counties Properties PLC	2,791	9,842
CapitaLand Ltd.	10,400	23,066

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Castellum AB	1,283	$17,385
Cheung Kong Property Holdings Ltd.	13,000	96,105
City Developments Ltd.	2,400	14,613
Citycon OYJ	1,477	3,461
Conwert Immobilien Invest SE (a)	267	4,736
D Carnegie & Co. AB (a)	461	5,180
Deutsche Euroshop AG	200	8,644
Deutsche Wohnen AG, Bearer Shares	1,592	52,013
Entra ASA (b)	256	2,744
F&C Commercial Property Trust Ltd.	1,956	3,002
Fabege AB	768	12,971
Fastighets AB Balder, B Shares (a)	428	9,721
First Capital Realty, Inc.	263	4,194
Grainger PLC	1,387	3,752
Grand City Properties SA	433	7,617
Hang Lung Properties Ltd.	9,000	19,792
Hemfosa Fastigheter AB	387	3,639
Henderson Land Development Co. Ltd.	6,400	37,857
Hispania Activos Inmobiliarios SOCIMI SA	336	4,127
Hongkong Land Holdings Ltd.	5,400	36,160
Hufvudstaden AB, A Shares	498	7,708
Hulic Co. Ltd.	1,400	13,330
Hysan Development Co. Ltd.	3,000	13,846
Inmobiliaria Colonial SA	833	5,874
Kennedy Wilson Europe Real Estate PLC	469	5,822
Kerry Properties Ltd.	3,000	9,499
Kungsleden AB	543	3,424
LEG Immobilien AG (a)	274	23,112
Mitsubishi Estate Co. Ltd.	6,000	119,249
Mitsui Fudosan Co. Ltd.	5,000	113,869
Mobimo Holding AG (a)	23	5,534
New World Development Co. Ltd.	22,000	27,351
Nomura Real Estate Holdings, Inc.	500	8,443
NTT Urban Development Corp.	400	3,677
PSP Swiss Property AG, Registered Shares	227	20,312
Sino Land Co. Ltd.	12,000	20,375
Sponda OYJ	911	4,313
Sumitomo Realty & Development Co. Ltd.	2,000	52,572
Sun Hung Kai Properties Ltd.	7,000	104,238

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Swire Properties Ltd.	4,600	$13,210
Swiss Prime Site AG, Registered Shares (a)	237	19,657
TAG Immobilien AG	453	6,041
TLG Immobilien AG	200	4,193
Tokyo Tatemono Co. Ltd.	900	11,433
UK Commercial Property Trust Ltd.	4,000	3,824
UNITE Group PLC	1,073	7,268
UOL Group Ltd.	1,900	7,728
Vonovia SE	2,177	76,750
Wallenstam AB, B Shares	1,406	10,830
Wharf Holdings Ltd.	5,000	37,489
Wihlborgs Fastigheter AB	187	3,624

		1,186,346
Total Common Stocks — 93.4%		6,396,680

Investment Companies — 3.4%
iShares International Developed Real Estate ETF (c)	8,130	231,055
Total Long-Term Investments (Cost — $6,677,684) — 96.8%		6,627,735

Short-Term Securities
BlackRock T-Fund, Institutional Class, 0.22% (c)(d)	574,408	574,408
Total Short-Term Securities (Cost — $574,408) — 8.4%		574,408
Total Investments (Cost — $7,252,092*) — 105.2%		7,202,143
Liabilities in Excess of Other Assets — (5.2)%		(353,851)

Net Assets — 100.0%		$6,848,292

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,280,266

Gross unrealized appreciation	$349,730
Gross unrealized depreciation	(427,853)

Net unrealized depreciation	$(78,123)

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2016	Shares Purchased		Shares Interest Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Premier Government Institutional Fund	76,937	—		(76,937)[1]	—	—	$146	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	574,408	[2]	—	574,408	$574,408	16	—
iShares International Developed Real Estate ETF	—	16,560		(8,430)	8,130	231,055	—	$371
Total						$805,463	$162	$371
[1] Represents net shares/beneficial interest sold.
[2] Represents net shares/beneficial interest purchased.

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
4	Dow Jones U.S. Real Estate Index	December 2016	$120,440	$(3,641)

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Hotels, Restaurants & Leisure	$12,288	—	—	$12,288
Real Estate Investment Trusts (REITs)	3,836,479	1,361,566	—	5,198,045
Real Estate Management & Development	19,509	1,166,838	—	1,186,347
Investment Companies	231,055	—	—	231,055
Short-Term Securities	574,408	—	—	574,408

Total	$4,673,739	$2,528,404	—	$7,202,143

Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(3,641)	—	—	$(3,641)
[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Developed Real Estate Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$440	—	—	$440
Cash pledged for futures contracts	6,000	—	—	6,000
Foreign currency at value	68,477	—	—	68,477

Total	$74,917	—	—	$74,917

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 20, 2016